Annual CCO Certification Pursuant to Form N-
CEN Item G.1.a.v.(1)
(1) Certain capitalized terms used in this certification have the meanings given to them in the Lord Abbett Family of Funds' and Lord, Abbett & Co. LLC's joint exemptive application filed with the U.S. Securities and Exchange Commission on June 22, 2016.
In regard to the interfund lending program, I certify that the Lord Abbett Family of Funds and Lord,
Abbett & Co. LLC have established procedures reasonably designed to achieve compliance with the terms and conditions of the exemptive order issued by the U.S. Securities and Exchange Commission, which are designed to achieve the following objectives: (a) that the Interfund Loan Rate will be higher than the Repo Rate, but lower than the Bank Loan Rate; (b) compliance with the collateral requirements as set forth in the Application; (c) compliance with the percentage limitations on interfund borrowing and lending; (d) allocation of interfund borrowing and lending demand in an equitable manner and in accordance with procedures established by the Fund
Board; and (e) that the interest rate on any Interfund
Loan does not exceed the interest rate on any third-party borrowings of a borrowing Fund at the time of the Interfund Loan.
___________________________ November 2, 2020

/s/ Joseph McGill
Chief Compliance Officer
The Lord Abbett Family of Funds


Information Classification: General

Information Classification: General